Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables by Time in Arrears

–      Trade and other receivables by time in arrears:

	12-31-2018
Trade and other current	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,557,837	490,061	173,268	796,303	3,017,469	171,513
Impairment provision	(41,013)	(37,505)	(39,952)	(634,130)	(752,600)
Other receivables, gross	1,332,904	—	—	—	1,332,904	735,509
Impairment provision	(46,751)				(46,751)	(514)

Total	2,802,977	452,556	133,316	162,173	3,551,022	906,508

	12-31-2017
Trade and other current	Up-to-date portfolio	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, gross	1,187,205	415,438	100,583	639,587	2,342,813	96,367
Impairment provision	(594)	(4,531)	(7,248)	(539,178)	(551,551)	—
Other receivables, gross	589,738	—	—	—	589,738	520,426
Impairment provision	(3,211)	—	—	—	(3,211)	—

Total	1,773,138	410,907	93,335	100,409	2,377,789	616,793

Summary of Trade and Other Receivables by Type of Portfolio

–      By type of portfolio:

	12-31-2018						12-31-2017
	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio		Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount	Number of	Gross amount	Number of	Gross amount	Number of	Gross Amount
Time in Arrears	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$	customers	ThUS$

Up-to-date	9,918,200	1,580,102	1,679,833	149,248	11,598,033	1,729,350	11,239,116	1,209,494	63,799	74,078	11,302,915	1,283,572
1 to 30 days	8,803,920	302,656	257,244	19,796	9,061,164	322,452	4,620,466	264,931	132,814	13,350	4,753,280	278,281
31 to 60 days	2,917,248	100,061	148,625	11,193	3,065,873	111,254	610,861	83,411	21,069	7,589	631,930	91,000
61 to 90 days	1,802,108	48,054	105,881	8,301	1,907,989	56,355	226,842	41,237	14,384	4,920	241,226	46,157
91 to 120 days	1,460,121	50,898	95,138	7,475	1,555,259	58,373	174,170	37,609	10,605	3,916	184,775	41,525
121 to 150 days	1,304,234	62,862	79,043	6,173	1,383,277	69,035	139,518	26,491	9,390	3,362	148,908	29,853
151 to 180 days	1,111,148	40,651	72,756	5,209	1,183,904	45,860	134,039	26,203	8,786	3,002	142,825	29,205
181 to 210 days	683,370	37,456	70,761	4,883	754,131	42,339	115,132	28,420	7,790	2,708	122,922	31,128
211 to 250 days	482,245	26,603	58,518	4,447	540,763	31,050	121,587	24,371	7,137	2,493	128,724	26,864
More than 251 days	6,830,315	667,658	852,817	55,256	7,683,132	722,914	623,610	570,646	30,264	10,949	653,874	581,595

Total	35,312,909	2,917,001	3,420,616	271,981	38,733,525	3,188,982	18,005,341	2,312,813	306,038	126,367	18,311,379	2,439,180

Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable

Portfolio in default and in legal collection process

	Balance as of		Balance as of
	12-31-2018		12-31-2017
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	customers	ThUS$	customers	ThUS$

Notes receivable in default	588,962	75,562	582,771	48,357
Notes receivable in legal collection process (*)	9,838	44,981	11,612	34,390

Total	598,800	120,543	594,383	82,747

(*)Legal collections are included in the portfolio in arrears.

Summary of Provisions and Write-offs Portfolio

Provisions and write-offs

	Balance as of
	12-31-2018	12-31-2017
Provisions and write-offs	ThUS$	ThUS$

Provision for non-renegotiated portfolio	214,062	74,811
Provision for renegotiated portfolio	28,119	11,425
Recoveries	(127,510)	37,884

Total	114,671	124,120

Summary of Number and Amount of Operations

Number and amount of operations

	Balance as of
	12-31-2018		12-31-2017
	Total detail by	Total detail by	Total detail by	Total detail by
	type of transaction Last Quarter	type of operation Year-to- date	type of operation Last Quarter	type of operation Year-to- date
Number and Amount of Transactions	ThUS$	ThUS$	ThUS$	ThUS$

Impairment provision and recoveries:
Number of transactions	2,083,622	5,122,894	1,098,077	6,365,064
Amount of the transactions	85,139	114,671	17,865	124,120

Summary of Trade Receivables by Time in Arrears

–      Trade receivables by time in arrears:

	12-31-2018
	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	301,319	24,816	10,407	3,145	9,996	33,373	11,385	3,559	2,096	25,624	133,193	558,913	57,636
- Large Clients	70,039	24,111	8,111	177	398	44	73	393	929	3,023	—	107,298	—
- Institutional Clients	149,070	—	—	—	—	—	—	—	—	—	—	149,070	57,610
- Other	82,210	705	2,296	2,968	9,598	33,329	11,312	3,166	1,167	22,601	133,193	302,545	26
Impairment provision	(8,511)	—	—	—	—	—	—	(450)	(1)	(3,137)	(63,741)	(75,840)	—

Unbilled services	192,963	—	—	—	—	—	—	—	—	—	—	192,963	—
Billed services	108,356	24,816	10,407	3,145	9,996	33,373	11,385	3,559	2,096	25,624	133,193	365,950	57,636

Trade receivables, Distribution	1,256,518	297,636	100,847	53,210	48,377	35,662	34,475	38,780	28,954	97,831	466,266	2,458,556	113,877
- Mass-market Clients	814,204	199,935	70,102	35,646	30,400	26,350	25,444	29,435	12,870	49,043	312,576	1,606,005	29,211
- Large Clients	303,775	66,027	16,102	8,287	5,207	4,561	3,371	4,261	2,836	10,309	97,111	521,847	13,678
- Institutional Clients	138,539	31,674	14,643	9,277	12,770	4,751	5,660	5,084	13,248	38,479	56,579	330,704	70,988
Impairment provision	(32,502)	(12,850)	(13,486)	(11,169)	(13,552)	(12,538)	(13,862)	(31,088)	(21,767)	(71,428)	(442,518)	(676,760)	—

Unbilled services	613,168	—	—	—	—	—	—	—	—	—	—	613,168	—
Billed services	643,350	297,636	100,847	53,210	48,377	35,662	34,475	38,780	28,954	97,831	466,266	1,845,388	113,877

Total trade receivables, gross	1,557,837	322,452	111,254	56,355	58,373	69,035	45,860	42,339	31,050	123,455	599,459	3,017,469	171,513
Total impairment provision	(41,013)	(12,850)	(13,486)	(11,169)	(13,552)	(12,538)	(13,862)	(31,538)	(21,768)	(74,565)	(506,259)	(752,600)	—
Total trade receivables, net	1,516,824	309,602	97,768	45,186	44,821	56,497	31,998	10,801	9,282	48,890	93,200	2,264,869	171,513

Since not all of our commercial databases in our Group’s different subsidiaries distinguish whether the final electricity service consumer is a natural or legal person, the main management segmentation used by all the subsidiaries to monitor and follow up on trade receivables is the following:

–      Mass-market clients

–      Large clients

–      Institutional clients

	12-31-2017
	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Trade receivables, Generation and Transmission	345,289	19,151	14,403	12,829	14,063	7,594	4,296	8,186	2,913	8,152	108,791	545,667	36,053
- Large Clients	103,455	17,383	6,181	251	197	204	209	154	191	6,282	14,265	148,772	—
- Institutional Clients	119,003	—	—	—	—	—	—	—	—	—	—	119,003	34,855
- Other	122,831	1,768	8,222	12,578	13,866	7,390	4,087	8,032	2,722	1,870	94,526	277,892	1,198
Impairment provision	(77)	(64)	(166)	(201)	(197)	(204)	(209)	(162)	(362)	(6,017)	(89,094)	(96,753)	—

Unbilled services	204,520	1,518	7,922	12,244	13,315	7,333	3,968	7,941	2,373	1,083	20,735	282,952	31,703
Billed services	140,769	17,633	6,481	585	748	261	328	245	540	7,069	88,056	262,715	4,350

Trade receivables, Distribution	841,916	259,130	76,597	33,328	27,462	22,259	24,909	22,942	23,951	63,895	400,757	1,797,146	60,314
- Mass-market Clients	468,900	166,722	50,937	19,280	15,221	12,333	12,057	11,151	13,995	49,012	267,004	1,086,612	15,645
- Large Clients	244,794	66,377	11,410	4,221	2,553	2,772	5,149	5,231	3,062	6,366	58,940	410,875	16,216
- Institutional Clients	128,222	26,031	14,250	9,827	9,688	7,154	7,703	6,560	6,894	8,517	74,813	299,659	28,453
Impairment provision	(517)	(2,685)	(506)	(909)	(1,849)	(1,389)	(3,400)	(12,947)	(12,805)	(49,642)	(368,149)	(454,798)	—

Unbilled services	427,324	—	—	—	—	—	—	—	—	—	—	427,324	—
Billed services	414,592	259,130	76,597	33,328	27,462	22,259	24,909	22,942	23,951	63,895	400,757	1,369,822	60,314

Total trade receivables, gross	1,187,205	278,281	91,000	46,157	41,525	29,853	29,205	31,128	26,864	72,047	509,548	2,342,813	96,367
Total impairment provision	(594)	(2,749)	(672)	(1,110)	(2,046)	(1,593)	(3,609)	(13,109)	(13,167)	(55,659)	(457,243)	(551,551)	—
Total trade receivables, net	1,186,611	275,532	90,328	45,047	39,479	28,260	25,596	18,019	13,697	16,388	52,305	1,791,262	96,367

Summary of Trade Receivables by Type of Portfolio

	12-31-2018
	Up-to-date portfolio	1 -30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Type of Portfolio	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	301,319	24,816	10,407	3,145	9,996	33,373	11,385	3,559	2,096	158,817	—	558,913	57,636
- Large Clients	70,039	24,111	8,111	178	397	44	73	393	929	3,023		107,298	—
- Institutional Clients	149,072											149,072	57,610
- Other	82,208	705	2,296	2,967	9,599	33,329	11,312	3,166	1,167	155,794		302,543	26
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—	—
- Large Clients												—	—
- Institutional Clients												—	—
- Other												—	—
DISTRIBUTION
Non-renegotiated portfolio	1,181,219	277,840	89,654	44,909	40,902	29,489	29,266	33,897	24,507	508,841	—	2,260,524	39,928
- Mass-market Clients	762,509	185,042	61,919	29,969	25,283	22,141	21,982	26,152	10,117	331,232		1,476,346	13,080
- Large Clients	291,925	63,756	15,124	7,678	4,579	4,100	2,924	3,838	2,429	98,340		494,693	6,716
- Institutional Clients	126,785	29,042	12,611	7,262	11,040	3,248	4,360	3,907	11,961	79,269		289,485	20,132
Renegotiated portfolio	75,299	19,796	11,193	8,301	7,475	6,173	5,209	4,883	4,447	55,256	—	198,032	73,949
- Mass-market Clients	51,696	14,894	8,183	5,677	5,119	4,208	3,462	3,282	2,754	30,384		129,659	16,132
- Large Clients	11,851	2,271	979	609	627	461	447	422	407	9,081		27,155	6,962
- Institutional Clients	11,752	2,631	2,031	2,015	1,729	1,504	1,300	1,179	1,286	15,791		41,218	50,855

Total gross portfolio	1,557,837	322,452	111,254	56,355	58,373	69,035	45,860	42,339	31,050	722,914	—	3,017,469	171,513

	12-31-2017
	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Type of Portfolio	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	336,554	18,955	14,367	12,761	14,007	7,536	4,239	8,138	2,877	115,516	—	534,947	36,053
- Large Clients	103,455	17,384	6,182	251	196	204	209	154	192	20,548	—	148,775	—
- Institutional Clients	119,003	—	—	—	—	—	—	—	—	—	—	119,003	34,855
- Other	114,095	1,571	8,185	12,510	13,811	7,332	4,029	7,984	2,684	94,968	—	267,169	1,198
Renegotiated portfolio	8,736	196	36	68	56	58	58	48	37	1,427	—	10,720	—
- Large Clients	—	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—	—
- Other	8,736	196	36	68	56	58	58	48	37	1,427	—	10,720	—
DISTRIBUTION
Non-renegotiated portfolio	800,895	245,976	69,044	28,476	23,602	18,955	21,965	20,282	21,495	455,130	—	1,705,820	35,993
- Mass-market Clients	458,793	158,628	47,094	16,813	13,327	10,900	10,958	10,265	13,273	313,773	—	1,053,824	13,130
- Large Clients	236,993	64,603	9,837	3,650	2,285	2,551	4,888	5,018	2,893	64,326	—	397,044	6,613
- Institutional Clients	105,109	22,745	12,113	8,013	7,990	5,504	6,119	4,999	5,329	77,031	—	254,952	16,250
Renegotiated portfolio	41,021	13,154	7,553	4,852	3,860	3,304	2,944	2,660	2,456	9,522	—	91,326	24,321
- Mass-market Clients	10,109	8,093	3,844	2,467	1,893	1,432	1,098	887	722	2,243	—	32,788	2,513
- Large Clients	7,799	1,773	1,573	570	268	222	262	211	169	981	—	13,828	9,603
- Institutional Clients	23,113	3,288	2,136	1,815	1,699	1,650	1,584	1,562	1,565	6,298	—	44,710	12,205

Total gross portfolio	1,187,206	278,280	91,000	46,157	41,526	29,853	29,206	31,128	26,865	581,595	—	2,342,815	96,367

Summary of Estimated Sales and Purchases of Energy and Capacity

This appendix forms an integral part of these consolidated financial statements.

	COLOMBIA				PERU				ARGENTINA				BRAZIL				TOTAL
	12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018		12-31-2017
	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
BALANCE	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Current accounts receivable from related parties	—	—	—	—	—	—	—	—	—	—	—	—	2,371	18	1,100	95	2,371	18	1,100	95
Trade and other current receivables	146,658	8,102	113,228	7,884	57,805	9,113	46,218	8,045	194,943	11	141,385	—	606,356	8,090	235,410	9,066	1,005,762	25,316	536,241	24,995
Total Asset Estimate	146,658	8,102	113,228	7,884	57,805	9,113	46,218	8,045	194,943	11	141,385	—	608,727	8,108	236,510	9,161	1,008,133	25,334	537,341	25,090
Current accounts payable to related parties	—	—	—	—			—	—			—	—	11,614	123	5,696	179	11,614	123	5,696	179
Trade and other current payables	42,348	10,560	35,171	10,429	1,705	8,197	36,419	11,673	52,548	—	60,713	—	597,734	109,496	333,242	9,108	694,335	128,253	465,545	31,210
Total Liability Estimate	42,348	10,560	35,171	10,429	1,705	8,197	36,419	11,673	52,548	—	60,713	—	609,348	109,619	338,938	9,287	705,949	128,376	471,241	31,389

	COLOMBIA				PERU				ARGENTINA				BRAZIL				TOTAL
	12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018		12-31-2017		12-31-2018		12-31-2017
INCOME STATEMENT	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Energy sales	161,317	8,911	118,069	8,221	59,474	9,375	45,874	7,986	212,807	11	150,296	—	646,671	8,602	243,074	9,549	1,080,269	26,899	557,313	25,756
Energy purchases	46,581	11,615	36,675	10,875	1,755	8,435	36,139	11,582	52,548	—	63,941	—	647,326	116,450	346,809	9,625	748,210	136,500	483,564	32,082